Loss Per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss Per Share [Abstract]
Number of shares and loss used in the computation of basic and diluted loss per share, Weighted number of shares	38,902,214	32,525,138	27,692,668
Loss	$ 6,571	$ 6,339	$ 8,257